DWS Equity Sector Strategy Fund Annual Fund Operating Expenses - Class ACIS [Member] - DWS Equity Sector Strategy Fund	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.48%	[1]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.27%)
Net Expenses (as a percentage of Assets)	0.73%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.61%	[1]
Expenses (as a percentage of Assets)	1.89%
Fee Waiver or Reimbursement	(0.41%)
Net Expenses (as a percentage of Assets)	1.48%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%	[1]
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	0.48%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%	[1]
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.29%)
Net Expenses (as a percentage of Assets)	0.48%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.49%, 0.62%, 0.42% and 0.50% for Class A, Class C, Institutional Class and Class S, respectively, had proxy expenses been included.